Consolidated Statements of Cash Flows - Balances per Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balances per Consolidated Balance Sheets:
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,589	605
Total cash, cash equivalents and restricted cash	$ 1,589	$ 605	$ 434	$ 989